Business combinations and other significant transactions	12 Months Ended
Dec. 31, 2021
Business combinations and other significant transactions
Business combinations and other significant transactions

5 Business combinations and other significant transactions

BUSINESS COMBINATIONS

In 2021 Eni completed several business combinations for a total consideration of €2,222 million and the assumption of net financial liabilities for €614 million of which cash and cash equivalents totaled €163 million.

On March 10, an agreement was finalized with the Arab Republic of Egypt (ARE) and the Spanish partner Naturgy for the resolution of all pending issues relating to the supply of feed-gas to the Damietta plant owned by the former join venture Unión Fenosa Gas SA and the settlement of the liquefaction fees by the Egyptian state companies. As a result of these agreements and the restructuring of Unión Fenosa Gas, Eni acquired a 50% stake in the Damietta plant and the related liquefaction capacity (5.4 million TPA of 100% LNG), as well as 100% of the marketing activities of gas in Spain managed by Unión Fenosa Gas Comercializadora SA (now Eni España Comercializadora De Gas SAU), a subsidiary of Unión Fenosa Gas SA before the transacion. The transaction resulted in a total cash adjustment in favor of Eni of €32 million related to the disposals and the assumption of net financial liabilities of €128 million of which cash and cash equivalents totaled €42 million. The price allocation of net assets acquired of €200 million was made on a definitive basis with recognition of goodwill for €2 million.

On April 7, 2021 Eni finalized the acquisition of 100% of Aldro Energía Y Soluciones SLU, a company operating in the retail market for the sale of electricity, gas and energy services with a portfolio of approximately 250,000 retail customers of power, natural gas and services, primarily in Spain and Portugal, as part of the growth and integration strategy between retail and renewable energy production with the Plenitude business line. The total cash consideration of the transaction amounted to €221 million with the assumption of net financial liabilities for €36 million of which cash and cash equivalents totaled €7 million. The price allocation of net assets acquired was made on a definitive basis with recognition of goodwill for €168 million.

On June 3, 2021 Eni finalized the acquisition of 100% of FRI-EL Biogas Holding (now EniBioCh4in SpA), a leader in the Italian bioenergy production sector. FRI-EL Biogas Holding owns 21 plants each with a nominal power of 2 megawatts. The assets acquired include a plant for processing OFMSW - the organic fraction of municipal solid waste. The deal is part of Eni's decarbonization strategy and involves the conversion of the acquired capacity into biomethane production units with the Refining & Marketing business line. The transaction resulted in a total cash consideration of €132 million with acquisition of net financial liabilities for €14 million of which cash and cash equivalents for €13 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €80 million.

On July 29, 2021 Eni finalized the acquisition of a portfolio of 13 onshore wind farms in Italy, for a total capacity of 315 MW already in operation, from Glennmont Partners and PGGM Infrastructure Fund. The operation resulted in a total cash consideration of €485 million with the assumption of net financial liabilities for €215 million of which cash and cash equivalents totaled €41 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €302 million. The acquisition is part of the Plenitude business line.

On October 4, 2021 Eni finalized the acquisition of Dhamma Energy Group. The group holds a platform for the development of solar plants in France and Spain. Dhamma’s asset portfolio comprises a pipeline of projects in France and Spain at various stages of development for almost 3 GW and includes plants already in operation or in advanced development for around 120 MW. The transaction resulted in a total cash consideration of €140 million with the assumption of net financial liabilities for €101 million of which cash and cash equivalents totaled €10 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €120 million. The acquisition is part of the Plenitude business line.

On October 22, 2021 Eni finalized the acquisition from Azora Capital of a portfolio of nine renewable energy projects in Spain. The transaction involved three wind farms in service and a wind farm under construction, for a total of 234 MW, and five solar projects in advanced development for around 0.9 GW. The transaction resulted in a total cash consideration of €118 million with the assumption of net financial liabilities for €32 million of which cash and cash equivalents totaled €5 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €81 million. The acquisition is part of the Plenitude business line.

On October 28, 2021, Eni finalized the acquisition of the control of Finproject by exercising the call option to buy the remaining 60% of the shares in order to raise its stake to 100%. The acquisition aims to complement the Eni's portfolio of chemical specialties managed by Versalis to create an all-Italian leading platform, leveraging the synergy between Versalis’ technological and industrial leadership in the chemical industry and Finproject’s positioning in the market of high added value applications, with a business that is resilient to the volatility of the chemical industry scenario. The acquisition resulted in a cash consideration of €149 million with the assumption of net financial liabilities for €85 million, of which cash and cash equivalents totaled €21 million. The allocation of the acquisition price (€149 million) and of the fair value of the stake already owned (€99 million) of the net assets acquired was made on a definitive basis with recognition of goodwill for €93 million.

On November 2, 2021 Eni finalized the acquisition from Zouk Capital and Aretex of Be Power, a company operating in the segment of charging infrastructures for electric mobility with approximately 6,000 charging points for electric vehicles, becoming the second operator in Italy as a consequence of the co-branding agreement already in place for the charging stations Be Charge. The deal is part of Eni's decarbonization strategy within the Plenitude business line. The consideration for the transaction of €764 million was paid for the 50% at the closing while the remaining part will be paid in 2022; furthermore, Eni assumed net financial assets of €9 million of which cash and cash equivalents totaled €24 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €728 million.

Balance sheet values at the acquisition date of the business combinations realized in 2021 are shown in the following table:

				Portfolio of		Portfolio of
		Aldro	FRI-EL	thirteen		nine			Other
		Energía Y	Biogas	onshore	Dhamma	renewable			acquisitions
	Unión	Soluciones	Holding SpA	wind	Energy	energy	Finproject		and
	Fenosa Gas	SLU	(now EniBioCh4in)	facilities	Group	projects	SpA	Be Power	Businesses	Total

Cash and cash equivalents	42	7	13	41	10	5	21	24		163
Current financial assets				150	29	6		23		208
Other current assets	370	78	23	32	2	7	92	22	6	632
Current assets	412	85	36	223	41	18	113	69	6	1,003
Property, plant and equipment	335		38	423	119	57	35	29	30	1,066
Goodwill	2	168	80	302	120	81	93	728		1,574
Other non-current assets	41	69	15	43	15	25	205	10	13	436
Non-current assets	378	237	133	768	254	163	333	767	43	3,076
TOTAL ASSETS	790	322	169	991	295	181	446	836	49	4,079
Current financial liabilities	35	36	11	79		4	102			267
Other current liabilities	224	37	7	22	4	2	54	30		380
Current liabilities	259	73	18	101	4	6	156	30		647
Non-current financial liabilities	135	7	16	327	140	39	4	38	12	718
Provisions			1	4			1	2		8
Deferred tax liabilities	15	7		62	8	8	35			135
Other non-current liabilities	181	14	1	12		10	2	2	24	246
Non-current liabilities	331	28	18	405	148	57	42	42	36	1,107
TOTAL LIABILITIES	590	101	36	506	152	63	198	72	36	1,754
Equity attributable to Eni	200	221	132	485	140	118	248	764	13	2,321
Non-controlling interest			1		3					4
TOTAL EQUITY	200	221	133	485	143	118	248	764	13	2,325
TOTAL LIABILITIES AND EQUITY	790	322	169	991	295	181	446	836	49	4,079

The qualitative factors that make up the goodwill recognized within the Plenitude business line are disclosed in Note 14 - Intangible assets.

For transactions where the purchase allocations are provisional as of December 31, 2021, not all relevant information has been obtained by the Company in order to finalize related estimates of the fair values of assets acquired.

OTHER SIGNIFICANT TRANSACTIONS

On February 26, 2021 Eni finalized the acquisition from Equinor and SSE Renewables of a 20% stake in the UK Dogger Bank (A and B), the world’s largest offshore wind project of its kind for a total capacity of 2.4 GW at full capacity. The construction will be completed by 2023 and 2024. With this acquisition Eni adds 480 MW of renewable energy to its target of decarbonisation. The transaction resulted in a total cash consideration and recognition of an equity investment of €480 million.